5. Related Party Transactions (March 2017) (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Due to related parties	$ 178,669	$ 154,447	$ 34,751
Grom Social, Inc. [Member]
Rent receivable	0	0	$ 32,872
Loans receivable	$ 212,660	$ 0
Rutherford [Member]
Stock issued new, shares	400,000